Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000017675
Account Value [Line Items]
Line Graph and Table Measure Name			Reaves Infrastructure Fund, Institutional Class Shares
Accumulated Value		$ 10,000		$ 10,751	$ 11,207	$ 12,637	$ 12,873	$ 14,907	$ 14,011	$ 13,245	$ 14,581	$ 18,335	$ 20,950
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		10,000		11,604	13,489	14,566	16,308	22,251	21,219	23,980	29,292	34,076	40,742
MSCI USA Infrastructure (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		MSCI USA Infrastructure (USD) (TR)
Accumulated Value		$ 10,000		$ 10,127	$ 10,310	$ 11,670	$ 11,750	$ 13,362	$ 14,376	$ 13,426	$ 16,131	$ 19,505	$ 20,711

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.